Employee Benefits - Additional Information (Detail) (USD $)	12 Months Ended					12 Months Ended		4 Months Ended		12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012 Employee	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Verizon Management Defined Benefit Pension Plan Employees Employee	Dec. 31, 2013 Return Seeking Assets	Dec. 31, 2013 Liability Hedging Assets	Dec. 31, 2012 Verizon Management Pension Plan Liabilities Expected to be Purchased by The Prudential Insurance Company of America and Prudential Financial Inc.	Dec. 10, 2012 Verizon Management Pension Plan Liabilities Expected to be Purchased by The Prudential Insurance Company of America and Prudential Financial Inc. Employee	Dec. 31, 2012 Charges Primarily Driven By Decrease In Discount Rate Assumption	Dec. 31, 2011 Charges Primarily Driven By Decrease In Discount Rate Assumption	Dec. 31, 2013 Charges Due To Difference Between Estimated Return On Assets And Actual Return On Assets	Dec. 31, 2012 Charges Due To Difference Between Estimated Return On Assets And Actual Return On Assets	Dec. 31, 2011 Charges Due To Difference Between Estimated Return On Assets And Actual Return On Assets	Dec. 31, 2012 Annuitization Benefit	Dec. 31, 2012 Severance charges to management employees	Dec. 31, 2013 Non Qualified Pension Plans	Dec. 31, 2013 Postretirement Benefit Plans	Dec. 31, 2013 Qualified Pension Trusts	Dec. 31, 2013 Charges Primarily Driven By Increase In Discount Rate Assumption	Dec. 31, 2013 Charges Primarily Driven By Other Assumption Adjustments
Defined Benefit Plan Disclosure [Line Items]
Management Retirees Covered By Group Annuity Contract					43,000
Accumulated benefit obligation for all defined benefit pension plans	$ 22,900,000,000	$ 26,500,000,000
Define benefits postretirement plans amortized from accumulated other comprehensive income	300,000,000
Defined benefit plan, period used to determine overall expected long term rate of return on assets assumption (in years)	10
Target allocation percentage of assets						70.00%	30.00%
Defined benefit plan contributions by employer								2,600,000,000									100,000,000	1,400,000,000
Defined benefit plan contributions by employer in next fiscal year																	200,000,000	1,400,000,000	1,200,000,000
Number of unallocated shares of common stock in ESOP	163,000
Number of allocated shares of common stock in ESOP	62,000,000
Total savings plan cost	1,000,000,000	700,000,000	700,000,000
Number of Retirees Covered Under Group Annuity Contract									41,000
Severance, Pension and Benefit (Credits) Charges	$ (6,232,000,000)	$ 7,186,000,000	$ 5,954,000,000							$ 5,300,000,000	$ 5,000,000,000	$ (500,000,000)	$ 700,000,000	$ 900,000,000	$ 1,000,000,000	$ 400,000,000				$ (4,300,000,000)	$ (1,400,000,000)
Discount Rate	5.00%	4.20%	5.00%	5.75%
Expected return on plan assets		7.50%	8.00%
Actual return on assets												8.60%	10.00%	5.00%
Number of management employees		4,000